RISK MANAGEMENT - Concentrations of credit risk - Concentration by currency (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 206,447,165	$ 182,128,114
Loan portfolio
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	206,447,165	182,128,114
Loan portfolio | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	122,583,583	113,031,686
Loan portfolio | Foreign currency
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	83,863,582	69,096,428
Commercial loans
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	115,680,616
Commercial lending portfolio
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	110,986,938	98,936,699
Commercial lending portfolio | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	67,436,479	63,686,320
Commercial lending portfolio | Foreign currency
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	43,550,459	35,250,379
Interbank and overnight funds
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,693,678	2,718,961
Interbank and overnight funds | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,052,909	424,079
Interbank and overnight funds | Foreign currency
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,640,769	2,294,882
Loans to consumers
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	65,835,457	59,840,451
Loans to consumers | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	42,561,676	39,402,695
Loans to consumers | Foreign currency
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	23,273,781	20,437,756
Mortgages
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	24,558,771	20,221,683
Mortgages | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	10,160,198	9,108,272
Mortgages | Foreign currency
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	14,398,573	11,113,411
Microcredit
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	372,321	410,320
Microcredit | Colombia, Pesos
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 372,321	$ 410,320